FS Multi-Alternative Income Fund

AMENDED AND RESTATED INVESTMENT SUB-ADVISORY AGREEMENT

This AMENDED AND RESTATED INVESTMENT SUB-ADVISORY AGREEMENT (this “Agreement”) is entered into as of July 26, 2019, by and among FS Multi-Alternative Income Fund, a Delaware statutory trust (the “Fund”), FS Multi-Alternative Advisor, LLC, a Delaware limited liability company (the “Adviser”), and KKR Credit Advisors (US) LLC, a Delaware limited liability company (the “Sub-Adviser”).

Recitals

The Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Fund relating to the provision of portfolio management services to the Fund.

The Fund is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and intends to operate as an interval fund and comply with Rule 23c-3 under the 1940 Act.

The Advisory Agreement provides that the Adviser may delegate any or all of its portfolio management responsibilities under the Advisory Agreement to one or more sub-investment advisers.

Subject to the approval of the Board of Trustees (the “Board”) of the Fund and the limitations set forth herein, the Adviser may retain additional sub-advisers to furnish similar investment advisory services to the Adviser and the Fund, and may allocate the Fund’s assets among the Fund’s sub-advisers to be managed in accordance with their respective sub-advisory agreements.

The Adviser and the Board desire to retain the Sub-Adviser to render portfolio management services to the Fund in the manner and on the terms set forth in this Agreement.

Agreement

WHEREAS, the parties to this Agreement have previously entered into an Investment Sub-Advisory Agreement (the “Prior Agreement”) dated and effective as of September 12, 2018 (the “Effective Date”);

WHEREAS, the parties now wish to amend and restate the Prior Agreement;

                NOW THEREFORE, The Adviser and the Sub-Adviser agree as follows:

1.	Appointment.

a.

Role of Sub-Adviser. The Adviser appoints the Sub-Adviser to act as an investment adviser for the Fund, subject to the oversight and direction of the Adviser and the Board, for the period set forth in this Agreement. Without limiting the generality of the previous statement, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Fund in accordance with such investment strategies and within such limitations as the Adviser and the Sub-Adviser shall agree in writing from time to time (the “Investment Guidelines”). The Sub-Adviser acknowledges and agrees that the various investment advisory and other services to be performed by the Sub-Adviser will apply to the portion of the Fund’s assets that the Adviser or the Board shall from time to time designate, which may consist of all, a portion, or none of the Fund’s assets allocated to the Sub-Adviser, leverage utilized by the Sub-Adviser pursuant to the Investment Guidelines, plus all investments, reinvestments and proceeds of the sale thereof, including, without limitation, all interest, dividends and appreciation on investments, less depreciation thereof and withdraws by the Adviser therefrom (the “Allocated Portion”). The Sub-Adviser accepts its appointment and agrees, subject to the oversight of the Board and the Adviser, to render the services and to assume the obligations set forth in this Agreement for the compensation referenced in Section 6 of this Agreement. The Sub-Adviser shall for all purposes of this Agreement be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority or obligation to act for or represent the Adviser or the Fund in any way.

b.

Limitations of Sub-Adviser’s Responsibility. Except as expressly set forth in this Agreement, the Sub-Adviser shall not be responsible for aspects of the Fund’s investment program other than the management of the Allocated Portion in accordance with the Investment Guidelines.

c.

Sub-Advisory Arrangement Not Exclusive for Fund. It is acknowledged and agreed that the Adviser may appoint from time to time other sub-advisers in addition to the Sub-Adviser to manage the assets of the Fund that do not constitute the Allocated Portion, and nothing in this Agreement shall be construed or interpreted to grant the Sub-Adviser an exclusive arrangement to act as the sole sub-adviser to the Fund. It is further acknowledged and agreed that the Adviser makes no commitment to designate any portion of the Fund’s assets to the Sub-Adviser as the Allocated Portion.

2.	Sub-Adviser Duties.

The Sub-Adviser is granted (subject to the limitations expressed) the following authority and undertakes to provide the following services and to assume the following obligations:

a.

Supervision; Adviser Retains Certain Authority. In furnishing the services under this Agreement, the Sub-Adviser will be subject to the overall supervision of the Adviser and the Board. Subject to notice to the Sub-Adviser, the Investment Guidelines and the limitations set forth herein, the Adviser retains complete authority to immediately assume direct responsibility for any function delegated to the Sub-Adviser under this Agreement.

b.

Continuous Investment Program. The Sub-Adviser shall formulate and implement a continuous investment program for the Allocated Portion in accordance with the Investment Guidelines. Without limiting the generality of the foregoing, the Sub-Adviser is authorized: (i) to source and make investment decisions for the Fund (including performing due diligence and negotiating and structuring of such investments) in respect of the Allocated Portion, including decisions for the investment and reinvestment of the assets (including cash and cash-equivalent assets) held in the Allocated Portion; (ii) to place purchase and sale orders for portfolio transactions in respect of the Allocated Portion and to manage otherwise uninvested cash or cash equivalent assets of the Allocated Portion; (iii) subject to Section 2(d) below, to execute account documentation, agreements, contracts, and other documents as may be requested by brokers, dealers, counterparties, and other persons in connection with the Sub-Adviser’s management of the Allocated Portion (in such respect, and only for this limited purpose, the Sub-Adviser will, as necessary to effect such documentation, agreements, contracts and other documents, act as the Adviser’s and the Fund’s agent and attorney in fact); (iv) to monitor and service investments within the Allocated Portion; (v) to assist the Adviser in negotiating, obtaining and managing financing facilities for the benefit of the Fund or its subsidiaries with respect to the Allocated Portion, subject to Board approval; (vi) to, jointly with the Adviser, develop, review, approve and modify (as necessary) the Investment Guidelines; and (vii) to provide the Adviser with such other research and related services as the Adviser may reasonably require from time to time to monitor the Sub-Adviser and the performance of the Allocated Portion. The Sub-Adviser will in general take such action as is appropriate to effectively manage the Allocated Portion.

c.

Management in Accordance with the Investment Guidelines, Fund Governing Documents and Procedures. The Sub-Adviser will manage the Allocated Portion subject to and in accordance with (i) the Investment Guidelines; (ii) the policies and restrictions of the Fund set forth in the Fund’s Agreement and Declaration of Trust, as amended, By-Laws and the Fund’s registration statement with respect to the Fund (as from time to time amended, supplemented and in effect, the “Registration Statement”) (collectively, the “Governing Documents”); (iii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Act and the rules and regulations thereunder, the Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder applicable to qualification as a “regulated investment company,” and the Commodities Exchange Act of 1936, as amended, and the rules and regulations thereunder applicable to the Adviser’s qualification for the exclusion from the definition of “commodity pool operator” under CFTC Regulation 4.5 with respect to the Fund; and (iv) any instructions which the Adviser or the Board may issue to the Sub-Adviser from time to time in accordance with this Agreement. The Sub-Adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Board with respect to the Fund as from time to time in effect and communicated in writing to the Sub-Adviser (the “Procedures”). The Adviser has provided to the Sub-Adviser copies of all current Governing Documents and current Procedures and shall provide to the Sub-Adviser any amendments or supplements thereto. The Adviser will endeavor to provide reasonable notice to the Sub-Adviser of any relevant changes to the Governing Documents or the Procedures and with such additional information as may be reasonably necessary for or reasonably requested by the Sub-Adviser to perform its responsibilities pursuant to this Agreement.

d.

Fund Counterparties. The Sub-Adviser, subject to Board approval, will utilize counterparties for lending, prime brokerage, ISDA and other financing services under agreements set up by, and in the name of, the Adviser or the Fund.  The Sub-Adviser will assist the Adviser in negotiating trading terms and other arrangements with such financing agreements pursuant to Section 2(a) hereof. In effecting transactions for the Allocated Portion, the Sub-Adviser will, subject to Section 4 hereof, utilize broker-dealers for trade execution selected by the Sub-Adviser and accounts set up by the Sub-Adviser with such broker-dealers. The Sub-Adviser will be responsible for managing any collateral and margin requirements associated with investments made for the Allocated Portion (where applicable) and will perform in-house reconciliation procedures on such accounts and provide information regarding such reconciliations to the Adviser upon request.

e.

Proxy Voting. The Sub-Adviser shall be responsible for voting proxies and making all other voting and consent determinations with respect to the issuers of securities and other instruments held in the Allocated Portion in (i) accordance with guidelines adopted by the Fund (as it relates to the Allocated Portion) and (ii) accordance with the Sub-Adviser’s proxy voting policies and procedures (a copy of which has been provided to the Adviser). It is acknowledged and agreed that the Sub-Adviser shall not be responsible for the filing of claims (or otherwise causing the Fund to participate) in class action settlements or similar proceedings in which shareholders may participate related to securities currently or previously associated with the Allocated Portion. The Sub-Adviser shall provide disclosure regarding its proxy voting policies and procedures in accordance with the requirements of Form N-2 for inclusion in the Registration Statement of the Fund. The Sub-Adviser shall report to the Adviser in a timely manner a record of all proxies voted, in a form and format that permits the Fund to comply with the requirements of Form N-PX with respect to the Allocated Portion. During any annual period in which the Sub-Adviser has voted proxies for the Fund, the Sub-Adviser shall certify as to its compliance with its proxy voting policies and procedures, the guidelines adopted by the Fund and applicable federal statutes and regulations.

f.

Sub-Adviser’s Management and Monitoring of the Allocated Portion. The Sub-Adviser shall be responsible for monitoring of the investment activities and portfolio holdings associated with the Allocated Portion to ensure compliance with the Investment Guidelines, relevant Governing Documents, Procedures and applicable law. The Adviser or the Fund, as applicable, shall timely provide to the Sub-Adviser all information and documentation that the parties mutually agree are necessary or appropriate to enable the Sub-Adviser to fulfill its obligations under this Agreement. The Sub-Adviser shall act on any instructions of the Adviser with respect to the investment activities used to manage the Allocated Portion to ensure the Fund’s compliance with the Governing Documents, Procedures and applicable law to the extent such instructions are otherwise consistent with the Investment Guidelines and this Agreement.

g.

Daily Transmission of Information to Custodian. The Fund’s assets (including the Allocated Portion) shall be held by a custodian appointed by the Fund (the Custodian”) pursuant to a custody agreement. In connection with any purchase and sale of securities or other instruments for the Allocated Portion, the Sub-Adviser will arrange for the transmission to the Custodian on a daily basis such confirmation, trade tickets, and other documents and information, including, but not limited to, CUSIP, Sedol, or other numbers that identify the securities or other instruments to be purchased or sold on behalf of the Fund, as may be reasonably necessary to enable the Custodian to perform its custodial, administrative, and recordkeeping responsibilities with respect to the Fund. Copies of such confirmations, trade tickets, and other documents and information shall be provided concurrently to the Administrator. With respect to securities or other instruments to be settled through the Custodian, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Custodian. The parties acknowledge that the Sub-Adviser is not a custodian of the Fund’s assets and at no time will the Sub-Adviser have possession, custody or physical control of such assets.

h.

Assistance with Valuation. In accordance with the Procedures, the Sub-Adviser will provide reasonable assistance to the Adviser and the Custodian, Administrator or similar party designated by the Adviser in assessing the fair value of securities or other instruments held in the Allocated Portion for which market quotations are not readily available or for which the Adviser or the Board has otherwise determined to fair value such portfolio holdings. The Sub-Adviser will present its valuation methods and the application of such methods to the Board for its review and approval. As part of the valuation process for investments for which market quotations are not available, the Sub-Adviser will engage the services of an independent third-party valuation firm on no less than a quarterly basis. The Sub-Adviser will also be responsible for notifying the Adviser of any material changes in the value of an illiquid security that would impact the value of the Fund.

i.

Provision of Information and Certifications. The Sub-Adviser shall timely provide to the Adviser and the Fund all information and documentation they may request as necessary in order for the Adviser and the Board to oversee the activities of the Sub-Adviser and in connection with the compliance by any of them with the requirements of the Governing Documents, the Procedures, and any applicable law, including, without limitation, (i) information and commentary relating to the Sub-Adviser or the Allocated Portion for the Fund’s annual and semi-annual reports, together with certifications related to the Sub-Adviser’s management of the Fund in order to support compliance with the provisions of the Sarbanes-Oxley Act of 2002 and the Fund’s filings on Form N-CSR, Form N-Q, Form N-PORT, N-CEN and other applicable forms, and the related certifications of the Fund’s Principal Executive Officer and Principal Financial Officer under Rule 30a-2 under the 1940 Act; (ii) within 20 business days of a quarter-end, a quarterly certification with respect to compliance and operational matters related to the Sub-Adviser and the Sub-Adviser’s management of the Allocated Portion (including, without limitation, compliance with the Procedures), as it may be amended from time to time; (iii) certification that materials the Sub-Adviser reviews in accordance with Section 2(l) contain no material misstatement or omission insofar as it describes the Sub-Adviser and Investment Guidelines, including the risks and investment strategies involved in the Investment Guidelines; and (iv) an annual certification from the Sub-Adviser’s Chief Compliance Officer, appointed under Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with respect to the design and operation of the Sub-Adviser’s compliance program.

j.

Code of Ethics. The Sub-Adviser will maintain a written code of ethics (the “Code of Ethics”) that complies with the requirements of Rule 17j-1 under the 1940 Act (“Rule 17j-1”), a copy of which will be provided to the Adviser and the Fund, and will institute procedures reasonably necessary to prevent any Access Person (as defined in Rule 17j-1) from violating its Code of Ethics. The Sub-Adviser will follow its Code of Ethics in performing its services under this Agreement. The Sub-Adviser also will certify quarterly to the Fund and the Adviser that it and its “Advisory Persons” (as defined in Rule 17j-1) have complied with the requirements of Rule 17j-1 during the previous quarter or, if not, explain what the Sub-Adviser has done to seek to ensure such compliance in the future. Annually, the Sub-Adviser will furnish a written report, which complies with the requirements of Rule 17j-1 and Rule 38a-1 under the 1940 Act (“Rule 38a-1”), concerning Code of Ethics and compliance program, respectively, to the Fund and the Adviser. The Sub-Adviser shall notify the Adviser, as promptly as reasonably practicable, of any material violation of the Code of Ethics involving the Fund. Upon request of the Board or the Chief Compliance Officer of the Fund on behalf of the Fund or the Adviser with respect to violations of the Code of Ethics directly affecting the Fund, the Sub-Adviser will permit representatives of the Fund or the Adviser to examine reports (or summaries of the reports) required to be made by Rule 17j-1 relating to enforcement of the Code of Ethics. The Sub-Adviser will provide such additional information regarding violations of the Code of Ethics as the Board or the Chief Compliance Officer of the Fund on behalf of the Fund or the Adviser may reasonably request in order to assess the functioning of the Code of Ethics or any harm caused to the Fund from a violation of the Code of Ethics. Further, the Sub-Adviser represents and warrants that it has policies and procedures regarding the detection and prevention of the misuse of material, nonpublic information by the Sub-Adviser and its employees.

k.

Sub-Adviser Review of Materials. Upon the Adviser’s request, the Sub-Adviser shall review and comment upon selected portions relating to the Sub-Adviser and/or Investment Guidelines (including the Allocated Portion) of the Registration Statement, other offering documents and ancillary sales and marketing materials prepared by the Adviser for the Fund, and participate, at the reasonable request of the Adviser and as agreed to by the Sub-Adviser, in educational meetings with placement agents and other intermediaries about portfolio management and investment-related matters of the Fund. The Sub-Adviser will, as promptly as reasonably practicable, inform the Fund and the Adviser if any information in the Registration Statement related to the Sub-Adviser and/or Investment Guidelines (including the Allocated Portion) is inaccurate or incomplete or is reasonably expected to become inaccurate or incomplete.

l.

Regulatory Communications and Notices. The Sub-Adviser shall, as promptly as reasonably practicable, provide notice to the Adviser regarding any inspections, notices or inquiries from any governmental, administrative or self-regulatory agency relating to (i) the Sub-Adviser’s management of the Allocated Portion or that otherwise specifically relate to the Fund or (ii) matters that could reasonably be viewed as material to the Sub-Adviser’s ability to provide services to the Fund, including without limitation, any deficiency letter, responses to deficiency letters or similar communications or actions. To the extent that such inspections, notices, or inquiries relate to the Fund, the Sub-Adviser shall, as promptly as reasonably practicable, make available to the Adviser an explanation of any material findings in any such documents unless, in the opinion of the Sub-Adviser’s counsel, the Sub-Adviser would be legally prohibited from doing so or doing so would jeopardize its attorney-client privilege.

m.

Notice of Material Actions / Change in Control. The Sub-Adviser will keep the Fund and the Adviser informed of developments relating to its duties as a sub-adviser of which the Sub-Adviser has knowledge that would materially, in the judgment of the Sub-Adviser, affect the Fund. The Sub-Adviser will, as promptly as reasonably practicable, notify the Adviser in writing of the occurrence of any of the following events: (i) it is served or otherwise receives notice of, or is threatened with, any material action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, governmental, administrative or self-regulatory agency, or public board or body (A) involving the affairs of the Fund or (B) that could reasonably be viewed as material, in the judgment of the Sub-Adviser, to the Sub-Adviser’s ability to provide services to the Fund; and (ii) there is any change in the actual control or management of the Sub-Adviser or in the portfolio manager(s) primarily responsible for the day-to-day management of the Allocated Portion, provided, however, that the Sub-Adviser shall use its commercially reasonable efforts to notify the Adviser, as promptly as reasonably practicable, following the execution of an agreement that, if consummated, would result in a change in control of the Sub-Adviser.

n.

Trade Errors. The Sub-Adviser shall, as promptly as reasonably practicable, notify the Adviser promptly upon detection of any error in connection with its management of the Allocated Portion, including but not limited to any trade errors. In the event of an error, the Sub-Adviser shall also provide written notice to the Adviser that sufficiently describes the error and the action to be taken to prevent future occurrences of that type of error or, alternatively, a statement that the Sub-Adviser has reviewed the relevant controls, and has determined those controls are reasonably designed to prevent additional errors in the future (and, to the extent relevant, that such controls are reasonably designed to prevent violations of the federal securities laws), and as such, no further action is required. Further, the Sub-Adviser shall provide reasonable access to the Adviser and the Fund, or their agents, to documents and information related to any error and the Sub-Adviser’s analysis and correction thereof. The correction of all errors impacting the Fund must be corrected to the reasonable satisfaction of the Adviser and the Fund. The Sub-Adviser will reimburse the Fund for costs, losses or damages incurred arising out of or resulting from an error, if any, caused by the bad faith, willful misfeasance or gross negligence by the Sub-Adviser in the performance (whether by act or omission) of its obligations or duties under this Agreement or by reason of reckless disregard of its obligations or duties hereunder; provided, however, that: (i) if there is a good faith dispute among the parties regarding the cause(s) of an error and the appropriate remedial action, the Adviser, the Fund and the Sub-Adviser shall cooperate reasonably to resolve the dispute and how to properly reimburse the Fund for the error; and (ii) the Sub-Adviser shall not be required to reimburse the Fund for any costs, losses or damages to the extent they result from a failure of the Custodian, the Adviser or any other agent, representative, counterparty or service provider of the Fund. It is acknowledged and agreed that any error that results in a gain to the Fund shall inure to the benefit of the Fund and shall not provide any offset against any liability of the Sub-Adviser under this Agreement. For the avoidance of doubt, it is acknowledged and agreed that the Fund is a third party beneficiary of the reimbursement obligation set forth in this provision, and the Fund or the Adviser is entitled to recovery from the Sub-Adviser pursuant to this provisions.

3.	Allocations and Additional Managers.

The Adviser expects to establish portfolio allocation targets on a quarterly basis and, subject to the terms of this Agreement, generally has sole discretion to reduce or increase the Fund’s allocation to a particular strategy as it deems appropriate. In addition, the Adviser reserves the right to add strategies or managers as desired, subject to the terms of this Agreement.

4.	Broker-Dealer Selection.

To the extent provided in the Registration Statement, and in accordance with applicable law and applicable policies and procedures of the Sub-Adviser, as approved by the Board (the “Sub-Adviser Procedures”), the Sub-Adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions for the Allocated Portion, when applicable, with or through such brokers, dealers or other financial institutions described in Section 2(d) hereof. The Sub-Adviser shall use its commercially reasonable efforts to obtain the best execution on all portfolio transactions executed in respect of the Allocated Portion. The Sub-Adviser may, to the extent permissible by Section 28(e) of the Securities Exchange Act of 1934, as amended, and consistent with the applicable Sub-Adviser Procedures, consider the financial responsibility, research and investment information, and other services provided by broker-dealers who may effect or be a party to any such transaction or to other transactions to which other clients of the Sub-Adviser may be a party.

On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Sub-Adviser, the Sub-Adviser may, in accordance with applicable law and any relevant Sub-Adviser Procedures, aggregate the securities to be so purchased or sold with other orders for other clients of the Sub-Adviser in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as of the fees and expenses incurred in the transaction, will be made by the Sub-Adviser consistent with the Sub-Adviser Procedures and in the manner it considers to be equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

On an ongoing basis, at such time as the Adviser or the Board shall request, the Sub-Adviser will provide a written report to the Adviser and the Board, in a form reasonably agreed between the Sub-Adviser and the Adviser, summarizing (i) the brokerage details with respect to transactions executed by the Sub-Adviser for the Allocated Portion and (ii) the “soft dollar” arrangements that the Sub-Adviser maintains with brokers or dealers that execute transactions for the Allocated Portion, and of all research and other services provided to the Sub-Adviser by a broker or dealer (whether prepared by such broker or dealer or by a third party) as a result, in whole or in part, of the direction of Fund transactions for the Allocated Portion to the broker or dealer.

5.	Books and Records; Periodic Reports.

a.

Maintenance Requirements. The Sub-Adviser shall maintain such books and records with respect to the Allocated Portion as are required by law, including, without limitation, the 1940 Act (including, without limitation, the investment records and ledgers required by Rule 31a-1) and the Advisers Act, and the rules and regulations thereunder (the “Fund’s Books and Records”). The Sub-Adviser agrees that the Fund’s Books and Records are the Fund’s property and further agrees to surrender, as promptly as practicable, to the Fund or the Adviser the Fund’s Books and Records upon the request of the Board or the Adviser; provided, however, that the Sub-Adviser may retain confidential copies of the Fund’s Books and Records at its own cost. The Sub-Adviser shall make the Fund’s Books and Records available for inspection and use by the SEC and other regulatory authorities having authority over the Fund, the Adviser, or any person retained by the Board at all reasonable times as requested by the Board or the Adviser. Where applicable, the Fund’s Books and Records shall be maintained by the Sub-Adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act. In the event of the termination of this Agreement, the Fund’s Books and Records will be returned to the Fund or the Adviser. The Adviser and Fund’s Chief Compliance Officer shall, upon reasonable notice, be provided with access to the Sub-Adviser’s documentation and records relating to the Fund and copies of such documentation and records.

b.

Periodic Reports. The Sub-Adviser shall render such reports to the Board and the Adviser as the Board may reasonably request concerning the investment activities of the Sub-Adviser with respect to the Fund. On each business day, the Sub-Adviser shall provide reports (to which the Adviser will have access) to the Fund’s administrator (the “Administrator”) regarding (i) the securities or other instruments held in the Allocated Portion; and (ii) the securities or other instruments purchased and sold for the Allocated Portion by the Sub-Adviser on that business day. The Sub-Adviser also shall provide such additional information to the Adviser, the Board or the Administrator regarding the Sub-Adviser’s implementation of the Investment Guidelines as the Adviser, Board or Administrator may reasonably request.

In addition, the Sub-Adviser shall (i) render to the Board such periodic and special reports as the Board or the Adviser may reasonably request; and (ii) meet with any persons of the Adviser or the Board, upon reasonable request, for the purpose of reviewing the Sub-Adviser’s performance under this Agreement upon reasonable advance notice.

6.	Compensation of the Sub-Adviser.

The Adviser will pay the Sub-Adviser for its services with respect to the Fund the compensation specified in Appendix A to this Agreement (the “Sub-Advisory Fee”).

7.	Allocation of Charges and Expenses.

Subject to the following paragraph, the Sub-Adviser shall bear its own expenses of providing services pursuant to this Agreement. It is understood that, pursuant to the Advisory Agreement, the Fund will pay all expenses other than those expressly stated to be payable by the Sub-Adviser under this Agreement or by the Adviser under the Advisory Agreement.

The Adviser will enter into an administration agreement with the Fund whereby certain expenses of the Fund paid by the Adviser will be reimbursed to the Adviser. Similarly, the Sub-Adviser will be entitled to reimbursement of such expenses, including, but not limited to, operating expenses (including, but not limited to, brokerage commissions, transfer fees, transaction-related taxes, other similar costs and transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, including fees and expenses associated with investments that do not close) (such expenses, the “Sub-Adviser Operating Expenses”) or administrative services expenses of the Fund (including the allocable portion of the compensation and related expenses of the personnel listed on Exhibit A, attached hereto), to the extent that the Sub-Adviser or its affiliates incur such expenses (such expenses, the “Sub-Adviser Admin Expenses”). Administrative services include, but are not limited to, fund administration, fund operations and accounting, legal and financing-related services. The Adviser will cause the Sub-Adviser to be reimbursed by the Fund or the Adviser, as appropriate, for the Sub-Adviser Operating Expenses and the Sub-Adviser Admin Expenses.

8.	Standard of Care; Breach.

a.

Standard of Care. Subject to Section 10, the Sub-Adviser will fully and faithfully discharge all of its obligations, duties and responsibilities under this Agreement, solely in the best interests of the Fund and its shareholders, exercising its best judgment, in good faith and using reasonable care, and acting in a manner consistent with applicable federal and state laws and regulations and in accordance with the Investment Guidelines, Governing Documents and Procedures in rendering the services it has agreed to provide under this Agreement. The Sub-Adviser shall not deliberately use any process or procedure in discharging its obligations under this Agreement that it believes is inferior to any process or procedure that it or any of its advisory affiliates use to discharge similar obligations for other accounts.

b.

Notification, Curing Breach. The Sub-Adviser shall use its commercially reasonable efforts to cooperate with the Adviser in curing any regulatory or compliance breaches or breaches of this Agreement as promptly as reasonably possible. The Sub-Adviser will notify the Adviser as soon as reasonably practicable upon detection of any breach by the Sub-Adviser of the 1940 Act, the Governing Documents, the Procedures, the Investment Guidelines, or this Agreement.

9.	Use of Names and Track Record.

a.

Adviser’s and Fund’s Use of Sub-Adviser Name. The Sub-Adviser conducts its investment advisory business under, and owns all rights to, the trademark “KKR” and the “KKR” design (collectively, the “Brand”). In connection with the Adviser’s and the Fund’s (a) public filings, (b) requests for information from state and federal regulators, (c) offering materials and advertising materials, (d) press releases and (e) investor communications, the Adviser and the Fund may state in such materials that investment advisory services are being provided by the Sub-Adviser to the Adviser and Fund, as applicable, under the terms of this Agreement. The Sub-Adviser hereby grants a non-exclusive, nontransferable, non-sublicensable and royalty-free license to the Adviser and the Fund for the use of the Brand solely as permitted in the foregoing sentence. Prior to using the Brand in any manner, the Fund or the Adviser, as applicable, shall submit all proposed uses to the Sub-Adviser for prior written approval, unless the general form and scope of such use have been previously reviewed and approved by the Sub-Adviser. The Adviser agrees to control the use of such Brand in accordance with the standards and policies as established between the Adviser and the Sub-Adviser. The Sub-Adviser reserves the right to terminate this license immediately upon written notice for any reason, including if the usage is not in compliance with the standards and policies. Notwithstanding the foregoing, the term of the license granted under this Section shall be for the term of this Agreement only, including renewals and extensions, and the right to use the Brand as provided herein shall terminate immediately upon the termination of this Agreement or the investment sub-advisory relationship between the Adviser and the Sub-Adviser. The Fund and the Adviser each agree that the Sub-Adviser is the sole owner of the Brand, and any and all goodwill in the Brand arising from the Fund’s and the Adviser’s use shall inure solely to the benefit of the Sub-Adviser. Without limiting the foregoing, this license shall have no effect on the Fund’s ownership rights of the works within which the Brand shall be used.

The Adviser represents and warrants that it will not make, or cause or allow any of its affiliates to make, any oral or written statement to any third party that disparages, defames, or reflects adversely upon the Sub-Adviser.

b.

Restrictions on Use of Adviser’s Name. Other than to refer to itself as a sub-adviser of the Fund and except as expressly permitted by this Agreement between the Sub-Adviser (or its affiliate) and the Adviser (or its affiliate), the Sub-Adviser shall not use the name of the Fund, the Adviser, “Franklin Square Holdings, L.P.” or “FS Investments” (or any combination or derivation thereof) in any material without the Adviser’s prior written approval. The Sub-Adviser represents and warrants that it will not make, or cause or allow any of its affiliates to make, any oral or written statement to any third party that disparages, defames, or reflects adversely upon the Fund, the Adviser, Franklin Square Holdings, L.P. or FS Investments.

c.

Sub-Adviser’s Use of Track-Record. The Sub-Adviser may use performance data it generates in connection with the Fund for its track record, provided that the Fund is not specifically identified by name without the Adviser’s prior written approval.

10.	Liability and Indemnification.

a.

Except as expressly set forth in this Agreement, none of the Sub-Adviser, its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with the Sub-Adviser (the “Sub-Adviser Indemnified Parties”), will be liable to the Fund or to any shareholder of the Fund for any act performed or omitted by that Sub-Adviser Indemnified Party in connection with the Sub-Adviser’s performance of its obligations or duties under this Agreement, provided, that the act or omission did not constitute willful misfeasance, bad faith or gross negligence in the performance of the Sub-Adviser’s obligations or duties, or did not constitute reckless disregard of the Sub-Adviser’s obligations or duties under this Agreement.

b.

The Fund will indemnify the Sub-Adviser Indemnified Parties for losses arising from or in connection with the Sub-Adviser’s acts or omissions with respect to the performance of its obligations or duties under this Agreement, except to the extent that such losses arise from the bad faith, willful misfeasance or gross negligence by the Sub-Adviser in the performance (whether by act or omission) of its obligations or duties under this Agreement or by reason of reckless disregard of its obligations or duties hereunder.

c.

The Sub-Adviser acknowledges that it has received notice of and accepts the limitations upon the Fund’s liability set forth in the Fund’s Agreement and Declaration of Trust, as amended. The Sub-Adviser agrees that any of the Fund’s obligations shall be limited to the assets of the Fund and that the Sub-Adviser shall not seek satisfaction of any such obligation from the shareholders of the Fund or any Trustees or officer, employee, or agent of the Fund.

d.

The Sub-Adviser shall indemnify the Fund and the Adviser (and each of their respective officers, managers, partners, members (and their members, including the owners of their members), agents, employees, each person, if any, who controls the Fund or the Adviser within the meaning of Section 15 of the Securities Act of 1933, as amended (the “Securities Act”), for losses arising from or in connection with the Sub-Adviser’s willful misfeasance, bad faith or gross negligence in the performance (whether by act of omission) of its obligations or duties under this Agreement or by reason of reckless disregard of its obligations or duties hereunder.

e.

The Adviser will indemnify the Fund and the Sub-Adviser Indemnified Parties for any losses arising from, or in connection with, the Adviser’s willful misfeasance, bad faith or gross negligence in the performance (whether by act or omission) of its obligations or duties, or by reason of reckless disregard of the performance of its obligations or duties under this Agreement or the Advisory Agreement.

f.

The Fund shall pay the expenses each Sub-Adviser Indemnified Party incurs (or reimburse that Sub-Adviser Indemnified Party), in defending or responding to a threatened, pending, or contemplated action, suit, or proceeding (each a “Proceeding”) by a party seeking to be indemnified under Section 9(b) or (d), as incurred, upon the Sub-Adviser Indemnified Party’s request, provided that the Fund receives a written undertaking to reimburse the Fund, unless it is subsequently determined that such Sub-Adviser Indemnified Party is entitled to such indemnification. In addition, at least one of the following conditions must be met: (i) the Sub-Adviser Indemnified Party shall provide security for such undertaking; (ii) the Fund shall be insured against losses arising by reason of any unlawful advance; or (iii) a majority or a quorum consisting of trustees of the Board who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the Proceeding or an independent legal counsel in writing, shall determine, based on a review of readily available facts (as opposed to a fully trial-type inquiry), that there is reason to believe that the Sub-Adviser Indemnified Party ultimately will be found entitled to indemnification. The termination of a Proceeding upon a plea of nolo contendere or its equivalent will not, in and of itself, create a presumption or otherwise constitute evidence that the applicable indemnitee is not entitled to indemnification; provided that a final, non-appealable judgment or order adverse to such indemnitee expressly covering the indemnification exceptions set forth above will constitute evidence that such indemnitee is not entitled to such indemnification.

g.

The rights of indemnification provided in this section shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise by law, and shall not protect any person against any liability to which any such person would otherwise be subject by reason of willful misconduct, bad faith or negligence in the performance of such person’s obligations or duties or by reason of its reckless disregard of such person’s obligations and duties under this Agreement.

11.	Insurance.

The Sub-Adviser agrees that it will maintain, at its own expense, an errors and omissions insurance policy with respect to the Sub-Adviser in a commercially reasonable amount based upon the amount of assets managed by the Sub-Adviser. The foregoing policies shall be issued by insurance companies that maintain an A.M. Best rating of A- or higher, or are otherwise acceptable to the Adviser in its reasonable discretion. Any and all deductibles specified in the above-referenced insurance policies shall be assumed by the Sub-Adviser.

Each of the Fund and the Adviser agree that they will maintain, at their own expense, an insurance policy with respect to the Fund and the Adviser, respectively, in a commercially reasonable amount based upon the indemnification obligations owed to the Sub-Adviser under this Agreement. The foregoing policies shall be issued by insurance companies that maintain an A.M. Best rating of A- or higher, or are otherwise acceptable to the Sub-Adviser in its reasonable discretion. Any and all deductibles specified in the above-referenced insurance policies shall be assumed by the Fund and the Adviser, as applicable.

12.	Custodian.

The Fund’s assets shall be maintained in the custody of its Custodian. Any assets added to the Fund shall be delivered directly to the Custodian, and the Sub-Adviser shall have no liability for the acts or omissions of any such Custodian.

13.	Representations of the Sub-Adviser.

The Sub-Adviser represents, warrants and further covenants as follows:

a.

Duly Organized / Good Standing. It is duly organized, validly existing, and in good standing under the laws of the jurisdiction of its organization, and is qualified to do business in each jurisdiction in which failure to be so qualified would reasonably be expected to have a material adverse effect upon it.

b.

Authority. The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser’s powers and have been duly authorized by all necessary action on the part of its governing body (i.e., its partners or board of directors/trustees/members), and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance of this Agreement, and the execution, delivery and performance of this Agreement by the Sub-Adviser does not contravene or constitute a default under (i) any provision of applicable law, rule or regulation applicable to the Sub-Adviser, (ii) the Sub-Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Sub-Adviser. Any individuals whose signatures are affixed to this Agreement on behalf of the Sub-Adviser have full authority and power to execute this Agreement on behalf of the Sub-Adviser.

c.

Enforceable Agreement. This Agreement is enforceable against the Sub-Adviser in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

d.

Registered Investment Adviser. The Sub-Adviser (i) is duly registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has appointed a Chief Compliance Officer under Rule 206(4)-7 under the Advisers Act; (iv) has adopted written policies and procedures that are reasonably designed to prevent violations of the federal securities laws from occurring, and correct, as promptly as reasonably practicable, any violations that have occurred, and will provide notice, as promptly as reasonably practicable, to the Adviser of any material violations relating to the Fund; (v) has materially met and will seek to continue to materially meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency; and (vi) will, as promptly as reasonably practicable, notify the Adviser of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of a registered investment company pursuant to Section 9(a) of the 1940 Act.

e.

No Material Pending Actions. To the knowledge of the Sub-Adviser, there are no material pending, threatened, or contemplated actions, suits, proceedings, or investigations before or by any court, governmental, administrative or self-regulatory body, board of trade, exchange, or arbitration panel to which it or any of its affiliates is a party or to which it or any of its affiliates’ or assets are subject, nor has it or any of its affiliates received any notice of an investigation, inquiry, or dispute by any court, governmental, administrative, or self-regulatory body, board of trade, exchange, or arbitration panel regarding any of their respective activities which could reasonably be expected to result in a material adverse effect on the Fund, a material adverse change in the Sub-Adviser’s financial or business prospects, or which could reasonably be expected to materially impair the Sub-Adviser’s ability to discharge its obligations under this Agreement.

f.

Licenses and Registrations. It has all governmental, regulatory, self-regulatory, and exchange licenses, registrations, memberships, and approvals required to act as investment adviser to the Fund and it will obtain and maintain any such required licenses, registrations, memberships, and approvals.

g.

ADV. It has provided the Adviser with a copy of its Form ADV and will, as promptly as reasonably practicable, after making any amendment to its Form ADV, furnish a copy of such amendment to the Adviser.

h.

Change in Portfolio Management Personnel. The Sub-Adviser shall, as promptly as reasonably practicable, notify the Adviser of any change in the portfolio manager(s) responsible for the Allocated Portion or if there is a change in control or management of the Sub-Adviser.

i.

No Untrue Statements or Omissions. The information provided by the Sub-Adviser to the Adviser in writing for inclusion in disclosure documents or regulatory filings shall not, to the knowledge of the Sub-Adviser, contain an untrue statement of a material fact or omit to state a material fact necessary to make the information not misleading.

j.

Section 13 Filings. For purposes of Section 13(f) of the Exchange Act, and Rule 13f-1 thereunder, the Sub-Adviser shall be deemed to exercise investment discretion over any “Section 13(f) securities” (as defined in Rule 13f-1(c) under the Exchange Act) held or previously held in the Allocated Portion, and shall include information regarding such securities in its reports filed on Form 13F. For purposes of Section 13(d) and 13(g) of the Exchange Act, the Sub-Adviser shall be deemed the “beneficial owner” of any equity security held or previously held in the Allocated Portion, and shall include information regarding such securities, as required, in its “beneficial ownership reports” filed on Schedules 13D or 13G. For the avoidance of doubt, nothing contained in this Section 13(j) shall be understood as a representation by the Sub-Adviser that it is the owner (or beneficial owner) of these securities for purposes other than those referenced herein.

k.

Events Requiring Notice. The Sub-Adviser agrees that it will provide prompt notice to the Adviser in the event that: (i) the Sub-Adviser makes an assignment for the benefit of creditors, files a voluntary petition in bankruptcy, or is otherwise adjudged bankrupt or insolvent by a court of competent jurisdiction; or (ii) a material adverse event occurs with respect to the Sub-Adviser’s investment advisory business or that could reasonably be expected to adversely impact the Sub-Adviser’s ability to perform this Agreement.

14.	Representations of the Adviser.

The Adviser represents, warrants and further covenants as follows:

a.

Duly Organized / Good Standing. It is duly organized, validly existing, and in good standing as a limited liability company under the laws of the State of Delaware, and is qualified to do business in each jurisdiction in which failure to be so qualified would reasonably be expected to have a material adverse effect upon it.

b.

Authority. The execution, delivery and performance by the Adviser of this Agreement are within the Adviser’s powers and have been duly authorized by all necessary action on the part of its governing body (i.e., its partners or board of directors/trustees/members), and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance of this Agreement, and the execution, delivery and performance of this Agreement by the Adviser does not contravene or constitute a default under (i) any provision of applicable law, rule or regulation applicable to the Adviser, (ii) the Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Adviser. Any individuals whose signatures are affixed to this Agreement on behalf of the Adviser have full authority and power to execute this Agreement on behalf of the Adviser.

c.

Enforceable Agreement. This Agreement is enforceable against the Adviser in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

d.

Registered Investment Adviser. The Adviser (i) is duly registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement and the Advisory Agreement with the Fund remain in effect, (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by the Advisory Agreement with the Fund, (iii) has appointed a Chief Compliance Officer under Rule 206(4)-7 under the Advisers Act, (iv) has adopted written policies and procedures that are reasonably designed to prevent violations of federal securities laws, including, without limitation, the Advisers Act, from occurring and correct promptly any violations that have occurred, and will provide notice, as promptly as reasonably practicable, to the Sub-Adviser of any material violations relating to the Fund (v) has materially met and will seek to continue to materially meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency, and (vi) will, as promptly as reasonably practicable, notify the Sub-Adviser of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of a registered investment company pursuant to Section 9(a) of the 1940 Act.

e.

No Material Pending Actions. To the best of its knowledge, there are no material pending, threatened, or contemplated actions, suits, proceedings, or investigations before or by any court, governmental, administrative, or self-regulatory body, board of trade, exchange, or arbitration panel to which it or any of its affiliates, is a party or to which it or any of its affiliates or assets are subject, nor has it or any of its affiliates received any notice of an investigation, inquiry, or dispute by any court, governmental, administrative, or self-regulatory body, board of trade, exchange, or arbitration panel regarding any of their respective activities which could reasonably be expected to result in a material adverse change in the Adviser’s financial or business prospects or which could reasonably be expected to materially impair the Adviser’s ability to discharge its obligations under this Agreement or the Advisory Agreement with the Fund.

f.

Events Requiring Notice. The Adviser agrees that it will provide prompt notice to the Sub-Adviser in the event that: (i) the Adviser makes an assignment for the benefit of creditors, files a voluntary petition in bankruptcy, or is otherwise adjudged bankrupt or insolvent by a court of competent jurisdiction; or (ii) a material event occurs that could reasonably be expected to adversely impact the Adviser’s ability to perform this Agreement.

15.	Renewal, Termination and Amendment.

a.

Renewal. This Agreement shall continue in effect until September 12, 2020, and thereafter only so long as such continuance is specifically approved at least annually (i) by a vote of the Board or by vote of a majority of outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) or of any person party to this Agreement, cast in person at a meeting called for the purpose of such approval.

b.	Termination.

i.

This Agreement may be terminated at any time without payment of any penalty (i) by the Board, or by a vote of a majority of the outstanding voting securities of the Fund, upon sixty (60) days’ written notice to the Adviser and the Sub-Adviser; (ii) by the Adviser, upon 60 days’ written notice to the Sub-Adviser, if the Board or a majority of the outstanding voting securities of the Fund determine that this Agreement should be terminated; or (iii) by the Sub-Adviser upon 60 days’ prior written notice to the Adviser and the Fund. This Agreement shall terminate automatically and immediately upon termination of the Advisory Agreement. This Agreement shall also terminate automatically and immediately in the event of its assignment. The terms “assignment,” “interested person” and “vote of a majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act or the rules thereunder. This Agreement may be amended at any time by the Sub-Adviser and the Adviser, subject to approval by the Board (including approval by those Trustees that are not “interested persons” of the Fund) and, if required by the 1940 Act or applicable SEC rules and regulations, a vote of a majority of the Fund’s outstanding voting securities; provided, however, that, notwithstanding the foregoing, this Agreement may be amended or terminated in accordance with any exemptive order issued to the Adviser, the Fund or its affiliates. Subject to Section 15(b)(ii)(D), it is understood that from time to time the Allocated Portion may be zero. Subject to Section 15(b)(ii)(D), this Agreement does not terminate in the event that the Allocated Portion is zero.

ii.	The Adviser will terminate its relationship with the Fund if any of the following events occur (each, a “Termination Trigger”):

A.

Prior to the period commencing on the date that the Sub-Adviser begins investment operations for the Fund (the “Sub-Adviser Commencement Date”) until the date that is the 18-month anniversary of the Sub-Adviser Commencement Date (the “Order End Date”), (1) the Adviser engages a sub-adviser for the Fund other than the Sub-Adviser with respect to directly originated performing first lien, second lien and unitranche loans and other senior securities issued by U.S. upper middle-market companies consistent with accounts that subscribe to the Sub-Adviser’s direct lending strategy (“Private Credit”), (2) the Adviser directly manages the Fund’s investments without engaging a sub-adviser with respect to Private Credit, (3) the Adviser permits any other advisor of the Fund (including the Sub-Advisers, as defined in the Fund’s initial Form N-2, and their affiliates or any affiliate of the Adviser) to allocate 40% or more of its managed assets to investments in Private Credit, to be measured on an “incurrence test” basis, or (4) the Sub-Adviser is no longer the Fund’s exclusive sub-adviser with respect to Private Credit. If the Order (as defined below) is not received by the Order End Date, then (i) the Adviser may engage an investment sub-adviser in addition to the Sub-Adviser with respect to Private Credit; and (ii) the Adviser may allow any other advisor to allocate 40% or more of its managed assets to investments in Private Credit.

B.

Following receipt of the amendment to the Sub-Adviser’s existing exemptive relief order from the SEC to permit the Fund to co-invest in certain privately negotiated investment transactions with other accounts managed by the Sub-Adviser (the “Order”), this Agreement is terminated by the Adviser other than for Cause (as defined below), or is otherwise not renewed by the Board;

C.

Following receipt of the Order, (1) the Adviser engages a sub-adviser for the Fund other than the Sub-Adviser with respect to Private Credit, (2) the Sub-Adviser is no longer the Fund’s exclusive sub-adviser with respect to Private Credit, (3) the Adviser permits any other advisor of the Fund (including the Sub-Advisers, as defined in the Fund’s initial Form N-2, and their affiliates or any affiliate of the Adviser) to allocate 40% or more of its managed assets to investments in Private Credit, to be measured on an “incurrence test” basis, or (4) the Adviser directly manages the Fund’s investments without engaging a sub-adviser, in each case, with respect to Private Credit (provided that this Termination Trigger shall not apply with respect to clauses (1), (2) or (4) if (x) the Sub-Adviser does not agree to a reduction in its Sub-Advisory Fee pro rata with any reduction of the Base Management Fee beginning from 1.50% following the Adviser’s election to reduce or waive the Base Management Fee; or (y) the Order is not received prior to the Order End Date and the Adviser retains another sub-adviser prior to receipt of the Order);

D.

Following receipt of the Order, and after any strategies other than Real Estate, Private Credit and Alternative Credit are added by the Adviser, the Allocated Portion is, as a result of reallocation of the Allocated Portion to any other adviser or sub-adviser, reduced by the Adviser to below 20% of the average fair value of the Fund’s investment portfolio over the six-month period immediately preceding the addition of the most recent incremental strategy;

E.

The Adviser adds more than three strategies before the Allocated Portion totals $225 million or more (including any seed capital provided by the Adviser or any investment sub-adviser to the Fund) (the “Threshold”); provided, however, that (1) this Termination Trigger shall no longer be applicable if the Order is not obtained by the Order End Date and (2) once the Threshold is achieved, the Adviser may add incremental strategies at its discretion subject to Section 15(b)(ii)(D); or

F.

Following receipt of the Order, the Adviser fails to provide the Sub-Adviser with a right of first refusal to manage an incremental strategy primarily focused on directly originated performing first lien, second lien and unitranche loans and other senior securities issued by U.S. lower middle-market companies on terms no less favorable than those that the Adviser offers to a Material Competitor, before offering such strategy to any such Material Competitor; provided, however, that this Termination Trigger shall not apply if the Order is not received prior to the Order End Date and the Adviser retains another sub-advisor prior to receipt of the Order;

provided, however, that the Adviser will not be required to terminate its relationship with the Fund so long as, following the occurrence of the Termination Triggers set forth in clauses (a), (c), (d), (e) and (f) above, the Adviser is attempting in good faith to cure such Termination Trigger, and such Termination Trigger is cured within 12 months of the date of its occurrence. If the Sub-Adviser resigns at any time, however, the Adviser is not required to terminate its advisory relationship with the Fund.

“Material Competitor” means an alternative asset manager that materially competes directly with the business of the Sub-Adviser. Current examples of Material Competitors include Apollo Global Management, LLC, The Blackstone Group L.P., Ares Management, L.P., Bain Capital, Golub Capital LLC, TPG Capital, Guggenheim Capital, LLC, Goldman Sachs and The Carlyle Group. For the avoidance of doubt, Material Competitors do not include integrated mutual fund company sponsors who do not advise business development companies or boutique lower middle-market credit managers. Current examples of integrated mutual fund company sponsors include Nuveen, LLC and Legg Mason, Inc. Current examples of boutique lower middle-market credit managers include Brightwood Capital Advisors, LLC and White Oak Global Advisors, LLC.

c.

Termination for Cause. This Agreement may also be terminated immediately by the Adviser for “Cause,” which is defined as any of the following events: (i) the Sub-Adviser becomes ineligible under Section 9(a) of the 1940 Act on account of action by itself, or a person subject to its supervision, in the absence of receiving an exemptive order under Section 9(c) of the 1940 Act; (ii) the Sub-Adviser becomes ineligible under Section 9(b) of the 1940 Act; or (iii) the Sub-Adviser has committed any willful misconduct, fraud, misappropriation of funds or breach of fiduciary duty, which after notice from the Adviser and a period of thirty (30) days thereafter to cure or mitigate such commission, is not cured or mitigated.

d.

Consequences of Termination. In the event of termination of this Agreement, Sections 5, 7, 9, 10, 11, 15, 17, 23, 24(b), 24(f) and 24(h) shall survive such termination of this Agreement. Section 15 of this Agreement shall survive for a period of two (2) years following termination of this Agreement. Termination of this Agreement shall immediately and unconditionally revoke any and all powers of attorney granted to the Sub-Adviser under this Agreement.

16.	Confidentiality.

a.

Except as expressly authorized in this Agreement or as required by applicable law, regulation or court order, each party hereto and its affiliates (each, for purposes of this section, the “Recipient Party”) shall keep confidential and shall not use or disclose, except with the consent of the other party hereto (each, for purposes of this section, the “Disclosing Party”), any and all non-public, proprietary or confidential information concerning the business of the Disclosing Parties and/or their affiliates or investors, or potential investors, therein obtained in connection with the services rendered under this Agreement, including, without limitation, Portfolio Information (the “Information”); provided that the Recipient Party may make such disclosure to its directors, officers, partners, employees, agents, advisors, service providers, potential financing counterparties or representatives, including legal and compliance personnel (collectively, the “Representatives”) who (i) need to know the Information in connection with this Agreement, (ii) have been informed of the confidential nature of such Information and (iii) have been advised that such Information is to be kept confidential and not used for any other purpose. The term “Information” will not include information that (i) is or becomes publicly available other than as a result of a disclosure by the Recipient Party in violation of this section; (ii) is or becomes available to the Recipient Party or its Representatives from a source other than the Disclosing Party, which source, to the knowledge of the Recipient Party or its Representatives, does not have an obligation of confidentiality to the Disclosing Party with respect to such information; (iii) was already in the Recipient Party’s possession or the possession of its Representatives prior to receiving such information from the Disclosing Party; or (iv) is developed independently by the Recipient Party or its Representatives without use of the Information. Notwithstanding anything to the contrary provided elsewhere herein, none of the confidentiality provisions in this section shall in any way limit the activities of Adviser and its affiliates in their businesses of providing services to the Fund or other clients.

b.

Portfolio Information. As used in this Agreement, “Portfolio Information” means confidential and proprietary information of the Fund, the Adviser or the Sub-Adviser that is received by a party hereto in connection with this Agreement, and information with regard to the portfolio holdings, investment activity and characteristics of the Fund. In addition to the requirements of subsection (a) above, the Adviser and the Sub-Adviser will restrict access to the Portfolio Information to those employees of the Adviser and the Sub-Adviser or their affiliates or agents who will use it only for purposes reasonably related to the provision of services to the Fund and the Adviser, and the Sub-Adviser will be obligated to ensure that it is used only for such purposes.

c.

Each of the Adviser and the Sub-Adviser agrees that it shall exercise the same standard of care that it uses to protect its own confidential and proprietary information of the same nature, but no less than reasonable care, to protect the confidentiality of the Information.

d.

Each Recipient Party acknowledges the global nature of each Disclosing Party’s businesses and the efforts the Disclosing Parties undertake to develop, preserve and protect their Information and their business and competitive advantage and goodwill. Accordingly, each Recipient Party acknowledges and agrees that the restrictions, limitations and obligations in this section are reasonable and necessary for the protection of the legitimate business interests of the Disclosing Parties and their affiliates. Each Recipient Party also acknowledges that the Disclosing Parties would not have entered into this Agreement unless the Recipient Party agreed to such restrictions, limitations, and obligations.

17.	Notices.

Except as otherwise specifically provided herein, all communications under this Agreement must be in writing and will be deemed duly given and received when delivered personally, when sent by e-mail transmission or three days after being deposited for next-day delivery with an internationally recognized overnight international delivery service, properly addressed to the party to receive such notice at the party’s address specified herein, or at any other address that any party may designate by notice to the others.

Sub-Adviser:

Philip Davidson

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

Tel. (415) 315-3687

e-mail: philip.davidson@kkr.com

with a copy (which does not constitute notice) to:

Dechert LLP

Cira Centre

2929 Arch Street

Philadelphia, PA 19104

Attn: Kenneth E. Young

e-mail: ken.young@dechert.com

Adviser:

Stephen S. Sypherd

FS Investments

FS Multi-Alternative Advisor, LLC

201 Rouse Boulevard

Philadelphia, PA 19112

Tel. (215) 495-1185

e-mail: stephen.sypherd@fsinvestments.com

with a copy (which does not constitute notice) to:

Drinker, Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

Attn: Joshua B. Deringer

Email: Joshua.Deringer@dbr.com

18.	Severability.

If any provision of this Agreement is held by any court to be invalid, void or unenforceable, in whole or in part, the other provisions shall remain unaffected and shall continue in full force and effect, provided that the Agreement, as so modified, continues to express, without material change, the original intent of the parties and deletion of such provision will not substantially impair the respective rights and obligations of the parties, and if any provision is inapplicable to any person or circumstance, it shall nevertheless remain applicable to all other persons and circumstances.

19.	Business Continuity.

The Sub-Adviser shall maintain business continuity, disaster recovery, and backup capabilities and facilities, through which the Sub-Adviser will be able to perform its obligations hereunder with minimal disruptions or delays. Upon reasonable request, the Sub-Adviser shall provide to the Adviser copies of its written business continuity, disaster recovery and backup plan(s) or sufficient information and written certification regarding such plans to satisfy the Adviser and Fund’s reasonable inquiries and to assist the Fund and the Chief Compliance Officer of the Fund in complying with Rule 38a-1. The Sub-Adviser represents that it tests its plan(s) on at least an annual basis, and shall, at the Adviser’s reasonable request, provide the Adviser with information regarding the results of its testing.

20.	Personnel.

The Sub-Adviser shall perform background screening (including review of records as to violent or criminal conduct) of each employee of the Sub-Adviser with material access to Information, including at the time such employee is hired by the Sub-Adviser or at such times as an employee’s duties begin to include investment or oversight authority over a material portion of the Allocated Portion.

21.	Limitation on Consultation.

In accordance with Rule 12d3-1 and Rule 17a-10 under the 1940 Act and any other applicable law or regulation, the Sub-Adviser is not permitted to consult with any other sub-adviser to the Fund or any sub-adviser to any other portfolio of the Fund or to any other investment company or investment company series for which the Adviser serves as investment adviser concerning transactions for the Fund in securities or other assets.

22.	Lists of Affiliated Persons.

The Adviser shall provide the Sub-Adviser with a list of each broker-dealer entity that is both (i) an “affiliated person,” as such term is defined in the 1940 Act, of the Adviser and (ii) a broker, dealer, or entity that is engaged in the business of underwriting, or a registered investment adviser. The Sub-Adviser shall provide the Adviser with a list of each person who is an “affiliated person” as such term is defined in the 1940 Act, of the Sub-Adviser. Each of the Adviser and the Sub-Adviser agrees, as promptly as reasonably practicable, to update such party’s respective list whenever the Adviser or the Sub-Adviser, as applicable, becomes aware of any changes that should be added to or deleted from its respective list of affiliated persons.

23.	Cooperation.

The Sub-Adviser shall cooperate reasonably with the Adviser for purposes of filing any required reports, and responding to regulatory requests, with the SEC or such other regulator having appropriate jurisdiction. The Sub-Adviser will work in good faith with the Adviser and the Fund’s service providers to ensure the orderly daily operation of the Fund (including, without limitation, assisting with preparation of regulatory filings and responding to regulatory requests).

24.	Miscellaneous.

a.	Further Actions. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof.

b.

Governing Law. To the extent that state law is not preempted by the provisions of any law of the United States of America, all matters arising under or related to this Agreement shall be governed by, construed, interpreted and enforced in accordance with the internal laws of the State of Delaware.

c.

Appendices Part of Agreement. For the avoidance of doubt, it is acknowledged and agreed that the Appendices and Annexes appended hereto form a part of this Agreement. All defined terms used in this Agreement have the same meanings when used in the Appendices and Annexes hereto.

d.	Captions / Headings. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

e.

Joint Negotiation. The parties have participated jointly in the negotiation and drafting of this Agreement. In the event an ambiguity or question of intent or interpretation arises, the parties intend that this Agreement be construed as if drafted jointly by the parties and that no presumption or burden of proof arise favoring or disfavoring any party by virtue of the authorship of any of the provisions of this Agreement.

f.	Counterparts. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one agreement, binding on the parties.

g.	No Third-Party Beneficiary. The Fund’s shareholders are not third-party beneficiaries under this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on the dates set forth below and effective as of the day and year first above written.

FS MULTI-ALTERNATIVE ADVISOR, LLC

By:	/s/ Michael C. Forman	Date:	9-11-19

Name: Michael C. Forman
Title: Chief Executive Officer

FS MULTI-ALTERNATIVE INCOME FUND

By:	/s/ Michael C. Forman	Date:	9-11-19

Name: Michael C. Forman
Title: Chief Executive Officer

KKR CREDIT ADVISORS (US) LLC

By:	/s/ Noah Greenhill	Date:	9-18-19

Name: Noah Greenhill
Title: General Counsel

Appendix A

Sub-Adviser Compensation

In consideration of the Sub-Adviser’s services hereunder, the Adviser shall pay the Sub-Adviser a sub-advisory fee, payable quarterly in arrears, equal to 90 basis points (0.90%) of the daily average of the Allocated Portion.